Loans and Royalty Obligations	12 Months Ended
Dec. 31, 2022
Disclosure Of loans from banks and royalty obligations [Abstract]
LOANS AND ROYALTY OBLIGATIONS

NOTE 12 - LOANS AND ROYALTY OBLIGATIONS:

A.	Loan from the European Investment Bank (hereinafter: “EIB”)

On March 31, 2021, the Company and EIB signed an agreement for the receipt of financing for the expansion plan of the Company and the establishment of an advanced production plant for thermal storage systems in Israel (“the financing agreement”), the main terms of which are as follows:

1)	The financing is limited to an amount of Euros 7.5 million.

2)	The drawing down of the loan will be done in 2 tranches – the first, in the amount of Euros 4 million, was done in July 2022, and the second, in an amount of up to Euros 3.5 million, can be drawn within a period of 36 months from signing the agreement.

3)	The loan is payable in Euros and is for a period of 6 years from the time of the drawing down of the tranche with an annual interest rate of 5% for the first tranche and 3% for the second tranche.

In the first three years, only interest will be payable on the loan, whereas in the fourth, fifth and sixth years, 3 identical payments of principal and interest will be payable.

In addition, the Company will pay royalties to EIB at a rate of 2% of the sum of the Company’s sales up to the extent of the loan that has actually been drawn down (up to additional 100% of the drawn amount). The repayment of the royalty liability is not limited in time. The Group accounted for the loan liability and the royalty liability as two separate financial instruments as each represents a contractual right or obligation with its own terms and conditions, each may be transferred or settled separately; and each is exposed to risks that may differ from the risks to which the other financial instrument is exposed. Consequently, the Company allocated the proceeds received to the loan liability component and the royalty’s liability component on a relative fair value basis, resulting with an effective annual interest rate of 6.84% for the loan liability and 15.52.% for the royalty liability. See also B. Below.

4)	In addition to general conditions applicable to the drawing down of the loan, the drawing down of the second tranche is dependent on reaching certain milestones by that time, including inter alia: obtaining an aggregate contribution in cash by way of capital contribution in an amount equal to at least 100% of the second tranche, achieving specified minimum cumulated offtake orders of storage modules, obtaining a duly executed agreement with a third party (dated after the cut-off date of 31st August 2020) for at least one project outside Israel with a specified minimum order of storage modules, and cumulative revenues for the 12 months immediately preceding the disbursement date amount to at least EUR 4 million.

5)	The EIB has the right to cancel part of the loan that has not been granted to the Company and to demand the immediate repayment of the amount of the loan that has been made available to the Company in the event of a change in control in the Company.

6)	As security for the loan, the Company pledged the equipment that has been agreed upon in the financing agreement as well as all of the revenues generated from the sale of thermal energy storage systems manufactured by the Company under a first ranking fixed lien.

7)	The Company is to comply with the following main covenants: a prohibition on the sale of certain assets except in the regular course of business, a prohibition on the execution of a merger or a structural change in the Company’s group, except in the cases that have been determined in the financing agreement with the bank, the Company may not distribute a dividend except in the cases that are set forth in the financing agreement with bank, the Company will be entitled to receive a government grant up to the amount that is set forth in the financing agreement with the bank, and the Company is to hold cash and cash equivalents in an amount of not less than 350 thousand Euros at all times.

B.	Royalty obligations

1)	Royalty liabilities are comprised as follows:

	December 31
	2022	2021
	USD in thousands

In respect of Israeli government grants	1,307	1,368
Relating to NYPA Project (including Bird foundation)	776	909
In respect of EIB finance agreement (see A above)	320	-
Total royalty liabilities	2,403	2,277
Less – amounts presented as current maturities	(260)	(41)
Non-current royalty liabilities	2,143	2,236

2)	Israeli government grants

Through December 31, 2022, the Company received grants from the Innovation Authority in the cumulative amount of approximately USD 4.2 million for support programs in research and development activities. In exchange for the support from the Innovation Authority, the Company is subject to the provisions of the Encouragement of Research and Development Law in connection with intellectual property and is also obligated to pay royalties at a rate of between 3% and 5% (in accordance with the Encouragement of Research and Development in Industry Regulations (Rate of Royalties and Rules for their Payment), 5756 - 1996) from all revenues from the use of technology developed up to the ceiling of USD 3.3 million out of the total amount of such support, linked to the dollar, and bearing LIBOR interest. Subject to the Company’s announcement to the Innovation Authority regarding the feasibility of a partial transfer of production outside Israel, the royalty ceiling was increased to 120% of the above amounts received.

Out of the total of the above USD 3.3 million, an amount of USD 0.8 million is for technology that has not matured into a product and for which no royalties will be paid. Royalties’ liability for the remaining USD 2.5 million (discounted), was recognized as a liability.

As of December 31, 2022, the Company received grants from the Israel Ministry of Energy in the cumulative amount of approximately USD 0.7 million for support programs in research and development activities. In return, the Company is obligated, inter alia, to pay royalties of between 3% and 5% of all revenues from the use of the technology developed, up to the ceiling of the total amount of such support which is linked to the Israeli Consumer Price Index plus annual interest at the rate established by the Israeli Accountant General.

In addition, the Company received in prior years under two support programs of the Israel Ministry of Economy and Industry, an amount of approximately USD 56 thousand each in connection with the Company’s international marketing activities. In return for the said support, the Company is obligated to pay royalties of 3% of the Company’s revenues from exports to countries for which the support was received.

3)	NYPA Project

Under a cooperation agreement signed in January 2018 with the New York Power Authority (hereinafter - “NYPA”) the Company and NYPA established a pilot facility (currently in its commissioning phase). The pilot facility includes a high temperature storage combined heat and power (“CHP”) unit developed by the Company (“the Product”), that will provide electricity and hot water to the campus of a university in north New York (the “NYPA Project”).

Pursuant to the provisions of the NYPA Agreement, signed for a period of 10 years, and amendment made thereto in prior years, NYPA bore the costs of engineering services and the cost of materials required for the integration of the facility, and is responsible to provide technical and logistical support for the commissioning of the Product and will support the marketing efforts of the thermal storage solution developed by the Company in the US and Canada.

As part of the Project financing, the Company and NYPA (hereinafter – “the Parties”) received a conditional grant from the Bird Foundation (Israel-United States Research and Development Foundation) (hereinafter - the “Bird Foundation”), in the sum of USD 1 million, under a cooperation and financing agreement with the Bird Foundation that was signed in April 2018. The Company is committed to pay the Bird Foundation royalties from gross revenues derived from the sale, leasing or other marketing or commercial exploitation, including service or maintenance contracts of the Product, or the licensing of the Product, at the rate of 5%, up to a maximum refund of 150% of the total amount of the grant, subject to the extension of the repayment period.

Under the NYPA agreement, the Company will pay annual royalties to NYPA of 5% from gross sales made, beginning June 1, 2022, until NYPA has been fully compensated for the expenditure amounts agreed between the parties. Royalties for each year will be paid in the subsequent year, the first of shall be retroactive and include the Company’s gross sales from all its applications since January 11, 2018. As of December 31, 2022, the total basis amount for such royalty payments, amounts to USD 1,148 thousand. After NYPA is fully compensated for the above amount, NYPA shall receive 3.5% royalties from gross sales made within the US territory, for the remainder of a 10-year-period beginning upon the initial sale or licensing of the Product to a third party, or to the end of the term of the NYPA agreement, whichever is longer.

4)	In accordance with the update of management’s assessment regarding the expected income from the sale of storage units in the coming years, liabilities in respect of the grants and financing received were included in the financial statements.

Total nominal amounts of grants for which the Company does not expect to pay royalties, and has not provided therefor, amount to USD 699 thousand. As to projected undiscounted payments of royalty liabilities in the following years with respect to recognized royalty obligations - see Note 13A.

C.	Warrants

During 2020, the Company and Bank Leumi Le-Israel Ltd. (the “Bank”) signed a final outline plan for the early repayment and settlement of Brenmiller Rotem’s remaining debt and credit facitlity to the bank. Under the plan, and pursuant to an agreement signed on July 20, 2020, the Company paid USD 1.52 million in cash, allowed the forfeiture of a pledged deposit of approximately USD 109 thousand and issued to the Bank 370,000 non-marketable share options (warrants) that can be exercised to 185,000 Ordinary Shares of NIS 0.02 of the Company (see also Note 14A.) with a total value of approximately USD 494 thousand (calculated according to the “Black & Scholes” model). Subsequent to the above, the Bank waived and gave up any claim, pledge and guarantees provided by the Company in favor of the Bank.

Consequently, the Company recognized in 2020 a financial gain of USD 0.9 million.

The warrants, which have a net exercise mechanism (cashless), are a derivative financial liability that is measured at fair value through profit or loss. They are exercisable at any time, based on share price of NIS 30.70, for a period of 3 years.

As of December 31, 2022 and 2021and 2020, the fair value of the Bank options was estimated at approximately USD Nil, USD 213 thousand and USD 1,263 thousand, respectively. The fair value adjustment of approximately USD 197 thousand, USD 1,053 thousand and USD (730) thousand, was recognized as financial income (expenses), for the years ended December 31, 2022, 2021 and 2020, respectively.

The above fair values (level 2 in the hierarchy), were calculated according to the Black and Scholes formula and is based on the following assumptions:

	December 31,
	2022	2021	2020
Standard deviation*	54%	71%	91%
Risk free interest	3.25%	0%	0%
Expected dividend	0%	0%	0%
Exercise period	0.5 years	1.5 years	2.5 years
Actual Share price (in dollars, unadjusted)	1.4	3.0	5.9

*	The degree of volatility is based on the historical volatility of the Company’s share for the corresponding periods over the expected life of the option up to the date of exercise.